Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following at June 30, 2021 and December 31, 2020:

Classification	June 30, 2021	December 31, 2020
Buildings and improvements	$70,745	$42,601
Equipment and machinery	217,921	173,792
Trucks and other vehicles	350,354	213,850
Total	639,020	430,243
Less: Accumulated depreciation	(84,325)	(31,740)
Property and equipment, net	$554,695	$398,503

Depreciation expense for the six months ended June 30, 2021 and 2020 was $52,585 and $3,543, respectively.

NOTE 8 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31, 2020 and 2019:

Classification	December 31, 2020	December 31, 2019
Buildings and improvements	$47,939	$5,338
Equipment and machinery	3,127,158	3,019,638
Tractors	2,578,296	2,694,888
Trucks and other vehicles	1,363,156	1,138,304
Total	7,116,549	6,858,168
Less: Accumulated depreciation	(4,792,202)	(3,676,347)
Property and equipment, net	$2,324,347	$3,181,821

Depreciation expense for the years ended December 31, 2020 and 2019 was $1,295,744 and $1,378,952, respectively.

All Neese property and equipment are pledged to secure loans from Home State Bank as described below.